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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21623

                    Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Opportunity Fund

 Schedule of Investments  8/31/11

 Shares

 Value

 COMMON STOCKS - 98.9%

 Energy - 7.0%

 Integrated Oil & Gas - 1.8%

 3,000

 ConocoPhillips

 $

 204,210

 2,300

 Occidental Petroleum Corp.

 199,502

 $

 403,712

 Oil & Gas Equipment And Services - 1.6%

 3,840

 Cameron International Corp. *

 $

 199,526

 2,400

 National-Oilwell Varco, Inc.

 158,688

 $

 358,214

 Oil & Gas Exploration & Production - 3.6%

 4,570

 Cabot Oil & Gas Corp.

 $

 346,680

 4,990

 EQT Corp.

 298,502

 5,070

 Southwestern Energy Co. *

 192,407

 $

 837,589

 Total Energy

 $

 1,599,515

 Materials - 4.9%

 Diversified Chemical - 0.7%

 4,950

 Cabot Corp.

 $

 170,429

 Diversified Metals & Mining - 0.9%

 4,300

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 202,702

 Fertilizers & Agricultural Chemicals - 0.7%

 2,400

 The Mosaic Co. *

 $

 170,712

 Metal & Glass Containers - 1.8%

 11,700

 Crown Holdings Inc. *

 $

 414,999

 Paper Packaging - 0.8%

 6,860

 Packaging Corp of America

 $

 173,901

 Total Materials

 $

 1,132,743

 Capital Goods - 10.4%

 Aerospace & Defense - 1.1%

 14,210

 Textron, Inc. (b)

 $

 239,723

 Construction & Engineering - 0.6%

 5,600

 Aecom Technology Corp. *

 $

 127,232

 Electrical Component & Equipment - 0.5%

 3,197

 AMETEK, Inc.

 $

 124,939

 Industrial Conglomerates - 1.5%

 7,570

 Danaher Corp.

 $

 346,782

 Industrial Machinery - 6.7%

 6,170

 Crane Co.

 $

 260,683

 3,880

 Gardner Denver, Inc.

 305,705

 6,740

 Ingersoll-Rand Plc.

 225,857

 5,770

 Snap-On Inc.

 305,291

 7,720

 SPX Corp.

 439,191

 $

 1,536,727

 Total Capital Goods

 $

 2,375,403

 Transportation - 1.4%

 Airlines - 1.4%

 6,700

 Allegiant Travel Co. *

 $

 314,565

 Total Transportation

 $

 314,565

 Automobiles & Components - 2.6%

 Auto Parts & Equipment - 1.1%

 5,300

 Lear Corp.

 $

 253,234

 Automobile Manufacturers - 0.5%

 10,100

 Ford Motor Corp. *

 $

 112,312

 Motorcycle Manufacturers - 1.0%

 5,810

 Harley-Davidson, Inc.

 $

 224,615

 Total Automobiles & Components

 $

 590,161

 Consumer Durables & Apparel - 3.1%

 Apparel, Accessories & Luxury Goods - 1.4%

 10,950

 Hanesbrands, Inc. *

 $

 312,732

 Homebuilding - 1.0%

 13,520

 Toll Brothers, Inc. *

 $

 232,409

 Leisure Products - 0.7%

 10,980

 Brunswick Corp. (b)

 $

 174,472

 Total Consumer Durables & Apparel

 $

 719,613

 Consumer Services - 4.2%

 Hotels, Resorts & Cruise Lines - 2.2%

 5,360

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 238,842

 8,190

 Wyndham Worldwide Corp.

 266,011

 $

 504,853

 Restaurants - 2.0%

 800

 Chipotle Mexican Grill, Inc. *

 $

 250,696

 5,240

 Starbucks Corp.

 202,369

 $

 453,065

 Total Consumer Services

 $

 957,918

 Retailing - 3.0%

 Internet Retail - 2.3%

 2,400

 Amazon.Com, Inc. *

 $

 516,696

 Specialty Stores - 0.7%

 11,500

 Staples Inc.

 $

 169,510

 Total Retailing

 $

 686,206

 Food Beverage & Tobacco - 4.9%

 Packaged Foods & Meats - 2.6%

 8,290

 McCormick & Co., Inc.

 $

 396,179

 11,500

 Sara Lee Corp.

 207,460

 $

 603,639

 Tobacco - 2.3%

 10,000

 Altria Group, Inc.

 $

 271,900

 2,200

 Lorillard, Inc.

 245,124

 $

 517,024

 Total Food Beverage & Tobacco

 $

 1,120,663

 Household & Personal Products - 2.2%

 Household Products - 1.1%

 6,100

 Church & Dwight Co, Inc.

 $

 265,594

 Personal Products - 1.1%

 2,550

 Estee Lauder Co.

 $

 249,033

 Total Household & Personal Products

 $

 514,627

 Health Care Equipment & Services - 9.6%

 Health Care Distributors - 1.8%

 10,000

 Cardinal Health, Inc.

 $

 425,000

 Health Care Equipment - 5.9%

 25,620

 Abiomed, Inc. *

 $

 318,713

 6,300

 Covidien Ltd.

 328,734

 20,380

 DexCom, Inc. *

 245,171

 3,000

 HeartWare International, Inc. * (b)

 188,430

 15,020

 Insulet Corp. * (b)

 262,550

 $

 1,343,598

 Health Care Technology - 0.6%

 4,100

 WebMD Health Corp. *

 $

 144,894

 Managed Health Care - 1.3%

 7,400

 Healthspring, Inc. *

 $

 288,896

 Total Health Care Equipment & Services

 $

 2,202,388

 Pharmaceuticals & Biotechnology - 8.9%

 Biotechnology - 5.5%

 30,700

 Amarin Corp. Plc *

 $

 353,050

 5,490

 Cubist Pharmaceuticals Inc. *

 190,448

 2,000

 Pharmasset, Inc. *

 263,060

 4,200

 Vertex Pharmaceuticals Inc. *

 190,134

 $

 996,692

 Pharmaceuticals - 3.4%

 5,030

 Hospira, Inc. *

 $

 232,386

 13,800

 Pfizer, Inc.

 261,924

 9,300

 Salix Pharmaceuticals, Ltd. *

 283,185

 $

 777,495

 Total Pharmaceuticals & Biotechnology

 $

 1,774,187

 Banks - 4.9%

 Diversified Banks - 1.0%

 9,200

 Wells Fargo  & Co.

 $

 240,120

 Regional Banks - 3.9%

 8,200

 CIT Group, Inc. *

 $

 283,474

 4,560

 City National Corp.

 204,698

 7,150

 Signature Bank Corp. *

 397,612

 $

 885,784

 Total Banks

 $

 1,125,904

 Diversified Financials - 4.5%

 Consumer Finance - 3.9%

 3,500

 American Express Co.

 $

 173,985

 14,400

 Discover Financial Services, Inc.

 362,304

 7,560

 First Cash Financial Services, Inc. *

 353,203

 $

 889,492

 Investment Banking & Brokerage - 0.6%

 9,210

 TD Ameritrade Holding Corp.

 $

 141,650

 Total Diversified Financials

 $

 1,031,142

 Real Estate - 2.3%

 Office Real Estate Investment Trusts - 1.8%

 2,490

 Alexandria Real Estate Equities, Inc.

 $

 181,297

 12,860

 BioMed Property Trust, Inc.

 235,209

 $

 416,506

 Residential Real Estate Investment Trusts - 0.5%

 3,000

 American Campus Communities, Inc.

 $

 117,030

 Total Real Estate

 $

 533,536

 Software & Services - 11.4%

 Application Software - 5.1%

 19,600

 Aspen Technology, Inc. *

 $

 329,084

 47,470

 Compuware Corp. *

 401,596

 23,480

 Nuance Communications, Inc. * (b)

 435,787

 $

 1,166,467

 Data Processing & Outsourced Services - 1.0%

 700

 MasterCard, Inc.

 $

 230,797

 Internet Software & Services - 3.1%

 820

 Google Inc. *

 $

 443,587

 20,110

 Yahoo! Inc. *

 273,597

 $

 717,184

 Systems Software - 2.2%

 14,000

 Oracle Corp.

 $

 392,980

 2,400

 Rovi Corp. *

 117,336

 $

 510,316

 Total Software & Services

 $

 2,624,764

 Technology Hardware & Equipment - 2.3%

 Communications Equipment - 0.8%

 9,200

 Juniper Networks, Inc. *

 $

 192,556

 Computer Hardware - 1.5%

 900

 Apple Inc. *

 $

 346,347

 Total Technology Hardware & Equipment

 $

 538,903

 Semiconductors - 3.9%

 Semiconductor Equipment - 1.9%

 12,240

 ASM Lithography Holdings NV

 $

 431,705

 Semiconductors - 2.0%

 6,020

 Analog Devices, Inc.

 $

 198,780

 57,800

 Entropic Communications, Inc. * (b)

 259,522

 $

 458,302

 Total Semiconductors

 $

 890,007

 Telecommunication Services - 4.2%

 Integrated Telecom Services - 2.0%

 4,800

 CenturyLink, Inc.

 $

 173,520

 7,700

 Verizon Communications, Inc.

 278,509

 $

 452,029

 Wireless Telecommunication Services - 2.2%

 13,030

 NII Holdings Inc *

 $

 502,046

 Total Telecommunication Services

 $

 954,075

 Utilities - 4.4%

 Electric Utilities - 1.9%

 12,200

 Northeast Utilities Corp.

 $

 423,340

 Multi-Utilities - 2.5%

 15,970

 CMS Energy Corp.

 $

 314,609

 8,460

 Wisconsin Energy Corp.

 267,674

 $

 582,283

 Total Utilities

 $

 1,005,623

 TOTAL COMMON STOCKS

 (Cost  $20,629,955)

 $

 22,691,943

 Principal

 TEMPORARY CASH INVESTMENTS - 5.3%

  Value

 Amount ($)

 Securities Lending Collateral  - 5.3% (c)

 Certificates of Deposit:

 35,778

 Bank of America NA, 0.19%, 9/2/11

 $

 35,778

 35,778

 Bank of Montreal Chicago, 0.18%, 10/20/11

 35,778

 7,156

 Bank of Nova Scotia, 0.26%, 9/29/11

 7,156

 28,622

 Bank of Nova Scotia, 0.32%, 6/11/12

 28,622

 35,778

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 35,778

 35,774

 DnB NOR Bank ASA NY, 0.22%, 11/14/11

 35,774

 17,889

 National Australia Bank NY, 0.27%, 10/19/11

 17,889

 39,360

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 39,360

 21,467

 Royal Bank of Canada NY, 0.33%, 12/2/11

 21,467

 35,779

 Skandinav Enskilda Bank NY, 0.33%, 12/6/11

 35,779

 35,778

 Westpac Banking Corp. NY, 0.33%, 12/6/11

 35,778

 $

 329,159

 Commercial Paper:

 21,465

 ABTPP, 0.10%, 9/26/11

 $

 21,465

 14,311

 American Honda Finance, 0.30%, 1/11/12

 14,311

 21,466

 Australia & New Zealand Banking Group, 0.15%, 9/6/11

 21,466

 35,776

 CHARFD, 0.14%, 9/13/11

 35,776

 21,466

 CHARFD, 0.14%, 9/8/11

 21,466

 16,422

 Federal Farm Credit Bank, 0.18%, 8/20/12

 16,422

 25,760

 General Electric Capital Corp., 0.37%, 4/10/12

 25,760

 3,575

 General Electric Capital Corp., 0.42%, 7/27/12

 3,575

 3,937

 General Electric Capital Corp., 0.48%, 11/21/11

 3,937

 13,595

 JDCCPP, 0.10%, 9/20/11

 13,595

 32,200

 JPMorgan Chase & Co., 0.28%, 7/17/12

 32,200

 17,886

 NABPP, 0.19%, 10/3/11

 17,886

 32,181

 NESCAP, 0.19%, 12/20/11

 32,181

 28,593

 NORDNA, 0.28%, 1/9/12

 28,593

 22,935

 OLDLLC, 0.17%, 10/5/11

 22,935

 10,731

 OLDLLC, 0.17%, 10/711

 10,731

 28,615

 PGPP, 0.14%, 11/3/11

 28,615

 17,889

 Royal Bank of Canada NY, 0.30%, 8/17/12

 17,889

 17,889

 SANCPU, 0.64%, 9/1/11

 17,889

 21,462

 Sanofi Aventis, 0.17%, 10/20/11

 21,462

 14,311

 SOCNAM, 0.22%, 9/1/11

 14,311

 35,778

 Svenska Handelsbanken, 0.29%, 6/29/12

 35,778

 17,888

 TBLLC, 0.12%, 9/7/11

 17,888

 19,183

 TBLLC, 0.17%, 10/12/11

 19,183

 14,329

 TBLLC, 0.18%, 10/5/11

 14,329

 35,778

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 35,778

 17,884

 VARFUN, 0.19%, 10/19/11

 17,884

 14,313

 Wachovia, 0.38%, 10/15/11

 14,313

 10,739

 Wachovia, 0.40%, 3/1/12

 10,739

 7,158

 Wells Fargo & Co., 0.34%, 1/24/12

 7,158

 14,310

 WMT, 0.08%, 9/7/11

 14,310

 $

 609,825

 Tri-party Repurchase Agreements:

 32,519

 BNP Paribas, Inc., 0.06%, 9/1/11

 $

 32,519

 135,951

 RBS Securities, Inc., 0.06%, 9/1/11

 135,951

 $

 168,470

 Shares

 Money Market Mutual Funds:

 53,667

 Dreyfus Preferred Money Market Fund

 $

 53,667

 53,667

 Fidelity Prime Money Market Fund

 53,667

 $

 107,334

 Total Securities Lending Collateral

 $

 1,214,788

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,214,788)

 $

 1,214,788

 TOTAL INVESTMENT IN SECURITIES - 104.2%

 (Cost  $21,844,741) (a)

 $

 23,906,731

 OTHER ASSETS AND LIABILITIES - (4.2) %

 $

 (955,993)

 TOTAL NET ASSETS - 100.0%

 $

 22,950,738

 *

 Non-income producing security.

 (a)

 At August 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $22,187,907 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 1,895,706

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (176,882)

 Net unrealized gain

 $

 1,718,824

 (b)

 At August 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

           4,500

 Brunswick Corp.

 $

 71,505

         57,200

 Entropic Communications, Inc. *

 256,828

              650

 HeartWare International, Inc. *

 40,827

           6,800

 Insulet Corp. *

 118,864

         21,500

 Nuance Communications, Inc. *

 399,040

           9,900

 Textron, Inc.

 167,013

 Total

 $

 1,054,077

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
22,691,943

$
-

$
-

$
22,691,943

 Temporary Cash Investments

-

1,107,454

-

1,107,454

 Money Market Mutual Funds

107,334

-

-

107,334

 Total

$
22,799,277

$
1,107,454

$
-

$
23,906,731

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 28, 2011

* Print the name and title of each signing officer under his or her signature.